Working Capital Facilities (Details Narrative) - USD ($)		12 Months Ended
	Feb. 12, 2024	Sep. 30, 2024	Sep. 29, 2023	Jun. 30, 2023	Dec. 20, 2022	Nov. 09, 2022
Working Capital Facilities
Maximum funds available		$ 16,280,000
Stock issued			10,443	8,376	14,414	1,754,340
CommitmentFees	$ 303